                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number:                   811-4060

Exact name of registrant as specified in charter:     Cash Accumulation Trust

Address of principal executive offices:               Gateway Center 3
                                                      100 Mulberry Street
                                                      Newark, New Jersey 07102

Name and address of agent for service:                Jonathan D. Shain
                                                      Gateway Center 3
                                                      100 Mulberry Street
                                                      Newark, New Jersey 07102

Registrant's telephone number, including area code:   973-802-6469

Date of fiscal year end:                              September 30, 2003

Date of reporting period:                             September 30, 2003

Item 1 -- Reports to Stockholders

ANNUAL REPORT
SEPTEMBER 30, 2003

Cash Accumulation Trust/
National Money Market Fund

FUND TYPE
Money market

OBJECTIVE
Current income to the extent consistent
with preservation of principal and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Cash Accumulation Trust       National Money Market Fund
Performance at a Glance

FUND OBJECTIVE
The investment objective of the National Money Market Fund (the Fund) is current income to the extent consistent with preservation of principal and liquidity. There can be no assurance that the Fund will achieve its investment objective.

Money Market Fund Yield Comparison

          [ LINE GRAPH ]

Past performance is not indicative of future results. The graph portrays weekly 7-day current yields for the Cash Accumulation Trust/National Money Market Fund and the iMoneyNet, Inc. Prime Retail Universe Average every Tuesday from October 1, 2002 to September 30, 2003, the beginning and end of our reporting period.

                                                 (800) 225-1852

Annual Report       September 30, 2003

Fund Facts                                            As of 9/30/03

                                7-Day           Net Asset     Weighted Avg.      Net Assets
                            Current Yield      Value (NAV)    Maturity (WAM)     (Millions)
National Money Market Fund      0.46%             $1.00          84 Days            $281.8
iMoneyNet, Inc. Prime Retail
Universe Average*               0.39%               N/A          58 Days              N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

* iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Retail Universe Average category as of September 30, 2003.

Weighted Average Maturity Comparison

          [ LINE GRAPH ]

Past performance is not indicative of future results. The graph portrays weekly WAMs for the Cash Accumulation Trust/National Money Market Fund and the iMoneyNet, Inc. Prime Retail Universe Average every Tuesday from October 1, 2002 to September 30, 2003, the beginning and end of our reporting period.

                                                 November 21, 2003

DEAR SHAREHOLDER,
Recent stories in the media have painted an unflattering portrait of the mutual fund industry. There has also been press coverage of Prudential, almost all of which has been focused on former brokers of Prudential Securities.* As the manager of the Cash Accumulation Trust/National Money Market Fund, we at Prudential Investments share your concern over these investigations.

State and federal authorities have requested information regarding trading practices from many mutual fund companies from across the nation. Prudential Investments has been cooperating with those inquiries and, at the same time, participating in an internal review. This review includes activity by the investment professionals of Prudential-managed funds, as well as the policies, systems, and procedures of Prudential Financial's investment units and its proprietary distribution channels, including the former Prudential Securities.

MARKET TIMING
While market timing is not illegal, Prudential Investments has actively discouraged disruptive market timing, and for years, our mutual fund prospectuses have identified and addressed this issue. Our mutual fund business has established operating policies and procedures that are designed to detect and deter frequent trading activities deemed disruptive to the management of Prudential-managed mutual fund portfolios, and we have rejected numerous orders placed by market timers in the past.

* Prudential Investments LLC, the manager of the Cash Accumulation Trust/National Money Market Fund, and Prudential Investment Management Services, the distributor of the fund, are part of the Investment Management segment of Prudential Financial, Inc. and are separate legal entities from Prudential Securities, a retail brokerage firm formerly owned by Prudential Financial. In February 2003, Prudential Financial and Wachovia Corporation announced they were combining their retail brokerage forces. The transaction was completed in July 2003. Wachovia Corporation has a 62% interest in the new firm, which is now known as Wachovia Securities, and Prudential Financial owns the remaining 38%.

LATE TRADING
SEC rules require that orders to purchase or redeem fund shares be received either by the fund or by an intermediary (such as a broker, financial adviser, or 401(k) record keeper) before the time at which the fund calculates its net asset value (normally 4:00 p.m., Eastern time) if they are to receive that day's price. While we can't be absolutely certain that no intermediary has accepted a late trade, our contracts with intermediaries require that they adhere to our prohibition on late trading.

For more than 40 years Prudential has offered investors quality investment products, financial guidance, and responsive customer service. Today, as the manager of the Cash Accumulation Trust/National Money Market Fund, we remain committed to this heritage and to the highest ethical principles in our investment practices.


Sincerely,

Judy A. Rice, President,
Cash Accumulation Trust/National Money Market Fund

Cash Accumulation Trust      National Money Market Fund

Annual Report      September 30, 2003

INVESTMENT ADVISER'S REPORT

MEETING THE CHALLENGE OF LOWER INTEREST RATES
During the Fund's 12-month reporting period that began October 1, 2002, a trend toward sharply lower interest rates, which was intended to benefit consumers and businesses, complicated the search for high-quality money market securities that provided attractive yields. Nevertheless we employed an approach to security selection and interest-rate risk that helped the Fund provide a competitive yield and maintain its net asset value (NAV) at $1.00 per share throughout its fiscal year.

The decline in interest rates reflected efforts by the Federal Reserve (the
Fed) to encourage economic growth in the United States via lower borrowing costs. The Fed cut its target for the federal funds rate by half a percentage point to 1.25% in early November 2002 and by another quarter of a percentage point to 1% in late June 2003. The economy had suffered from heightened geopolitical risks and declining business investment. While the economic expansion accelerated, the job market remained weak.

FEDERAL AGENCY SECURITIES WERE ATTRACTIVE
As an essential component of our investment strategy, we maintained a diversified portfolio composed of short-term debt securities of federal agencies, banks, and corporations that spanned the full range of money market maturities. Among federal agency securities, we believed we found particularly attractive value in those scheduled to mature in 13 months that could be retired early (or called) by their respective issuers in three or six months. These callable securities featured attractive yields to compensate investors for this early maturity option. During the Fund's reporting period, some federal agency securities held by the Fund were called while others were not. Those issues that were called still benefited the Fund by providing incremental yield during the time they were held in the portfolio.

                                                 (800) 225-1852

We also took advantage of what we believed to be an attractive investment opportunity in the short-term debt securities of the Federal Home Loan Mortgage Corporation (Freddie Mac), a U.S. government-sponsored enterprise that buys residential mortgages and packages them into mortgage-backed securities that are sold to investors. Freddie Mac had to restate its earnings higher because of accounting irregularities. As a result of this news, yields on Freddie Mac short-term debt securities became very attractive in relation to corporate debt securities with comparable maturities. This partly reflected uncertainty about how Freddie Mac and the Federal National Mortgage Association (Fannie Mae) would be regulated in the future to prevent such problems from occurring again. We capitalized on this window of opportunity by purchasing Freddie Mac short-term debt securities during the summer. The Fund benefited from the incremental yield provided by these securities.


Cash Accumulation Trust/National Money Market Fund Management Team

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of September 30, 2003

Principal
Amount
(000)         Description                                              Value (Note 1)
-------------------------------------------------------------------------------------------
Bank Notes  4.3%
              American Express Centurion Bank
 $   4,000    1.09%, 10/29/03(a)                                       $    3,999,770
              National City Bank
     8,000    1.22%, 10/14/03(a)                                            8,007,061
                                                                       --------------
                                                                           12,006,831
-------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  0.7%
              HBOS Treasury Services PLC
     2,000    1.04%, 10/14/03                                               2,000,000
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  9.3%
              Banco Bilbao Vizcaya Argentaria
     6,000    1.105%, 10/16/03(a)                                           6,000,000
              BNP Paribas SA
     3,000    1.15%, 7/22/04                                                2,999,757
              Credit Suisse First Boston, Inc.
     7,000    1.08%, 10/14/03                                               7,000,000
              Landesbank Baden-Wurttemberg
     1,200    1.12%, 10/15/03(a)                                            1,199,561
              Royal Bank of Scotland
     5,000    1.08%, 10/16/03(a)                                            5,000,000
     4,000    1.35%, 4/19/04                                                4,000,000
                                                                       --------------
                                                                           26,199,318
-------------------------------------------------------------------------------------
Commercial Paper  35.4%
              Alcon Capital Corp.
     5,000    1.12%, 10/1/03                                                5,000,000
              Aventis
    13,944    1.10%, 10/1/03                                               13,944,000
              Barton Capital Corp.
     2,700    1.07%, 10/20/03                                               2,698,475
              Cargill, Inc.
     3,353    1.02%, 11/5/03                                                3,349,675
              Falcon Asset Securitization Corp.
     5,000    1.09%, 11/4/03                                                4,994,853
              General Electric Capital Services Corp.
     3,000    1.20%, 10/15/03                                               2,998,600

    6                                      See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of September 30, 2003 Cont'd.

Principal
Amount
(000)         Description                                              Value (Note 1)
-------------------------------------------------------------------------------------------
              Hamburgische Landesbank
 $   4,094    1.26%, 12/22/03                                          $    4,082,250
              Independence Funding LLC
     5,499    1.07%, 11/6/03                                                5,493,116
              Nordea North America, Inc.
     1,000    1.10%, 11/18/03                                                 998,533
              Nyala Funding LLC
     3,000    1.04%, 11/17/03                                               2,995,927
              San Paolo U.S. Financial Co.
    13,000    1.16%, 10/1/03                                               13,000,000
              Sheffield Receivables Corp.
    13,000    1.12%, 10/3/03                                               12,999,191
              Swiss Re Financial Products
    13,731    1.10%, 10/1/03                                               13,731,000
              UBS Finance LLC
    13,359    1.11%, 10/1/03                                               13,359,000
                                                                       --------------
                                                                           99,644,620
-------------------------------------------------------------------------------------
Other Corporate Obligations  32.0%
              American Express Credit Corp., MTN
     2,000    1.15%, 10/6/03(a)                                             2,000,000
              Associates Corp. N.A.
     1,000    5.75%, 10/15/03                                               1,001,562
              Bank One Corp., MTN
     5,000    1.29875%, 11/7/03(a)                                          5,000,814
     1,500    1.30%, 11/12/03(a)                                            1,501,662
              BankAmerica Corp.
     2,400    6.625%, 6/15/04                                               2,491,482
              Caterpillar Financial Services Corp., MTN
     4,850    6.09%, 3/1/04                                                 4,945,785
     3,005    6.875%, 8/1/04                                                3,143,481
              Citigroup Global Global Markets Holdings, Inc., MTN
     3,500    6.625%, 11/15/03                                              3,518,900
              General Electric Capital Assurance Co.
     2,000    1.20%, 10/22/03
                 (cost $2,000,000; purchased 7/17/03)(a)(c)                 2,000,000

    See Notes to Financial Statements                                      7

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of September 30, 2003 Cont'd.

Principal
Amount
(000)         Description                                              Value (Note 1)
-------------------------------------------------------------------------------------------
              General Electric Capital Corp., MTN
 $   7,000    1.15%, 10/17/03(a)                                       $    7,000,000
              Goldman Sachs Group, Inc., MTN
    12,000    1.29%, 12/15/03(a)                                           12,000,000
              J.P. Morgan Chase & Co., MTN
     2,000    1.23%, 11/24/03(a)                                            2,000,231
              Merrill Lynch & Co., Inc., MTN
     8,000    1.245%, 10/14/03(a)                                           8,000,000
     3,300    5.70%, 2/6/04                                                 3,351,631
              Metropolitan Life Insurance Co.
     2,000    1.22%, 10/3/03
                 (cost $2,000,000; purchased 9/26/02)(a)(c)                 2,000,000
              Morgan Stanley, MTN
     8,000    1.24%, 10/15/03(a)                                            8,000,000
              Pacific Life Insurance Co.
     2,000    1.26%, 12/15/03
                 (cost $2,000,000; purchased 7/08/03)(a)(c)                 2,000,000
              Park Granada LLC
    10,000    1.11%, 11/25/03                                               9,983,042
              Toyota Motor Credit Corp., MTN
     7,350    5.625%, 11/13/03                                              7,385,799
              Travelers Insurance Co.
     2,000    1.19%, 10/8/03
                 (cost $2,000,000; purchased 7/08/03)(a)(c)                 2,000,000
              Wells Fargo Financial, Inc., MTN
     1,000    6.375%, 11/15/03                                              1,006,231
                                                                       --------------
                                                                           90,330,620
-------------------------------------------------------------------------------------
U.S. Government Agency  17.2%
              Federal Home Loan Bank
     6,000    1.25%, 7/2/04                                                 6,000,000
              Federal Home Loan Mortgage Corp.
     3,077    1.03%, 12/5/03                                                3,071,278
     4,181    1.04%, 12/5/03                                                4,173,149
     7,000    1.43%, 9/3/04                                                 7,000,000

    8                                      See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of September 30, 2003 Cont'd.

Principal
Amount
(000)         Description                                              Value (Note 1)
-------------------------------------------------------------------------------------------
              Federal National Mortgage Association
 $   1,000    1.03%, 12/18/03                                          $      997,725
     1,706    5.625%, 5/14/04                                               1,752,457
     1,000    6.50%, 8/15/04                                                1,045,767
     7,000    1.30%, 8/30/04                                                6,990,408
     4,500    1.47%, 9/22/04                                                4,500,000
     7,000    1.50%, 9/24/04                                                6,999,352
     6,000    1.35%, 10/22/04                                               6,000,000
                                                                       --------------
                                                                           48,530,136
                                                                       --------------
              Total Investments  98.9%
                 (amortized cost $278,711,525(b))                         278,711,525
              Other assets in excess of liabilities  1.1%                   3,105,099
                                                                       --------------
              Net Assets  100%                                         $  281,816,624
                                                                       --------------
                                                                       --------------

------------------------------
(a) Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b) Federal income tax basis is the same as for financial reporting purposes.
(c) Private placement, restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $8,000,000. The aggregate value of $8,000,000 is approximately 2.8% of net assets.
MTN--Medium Term Note.

    See Notes to Financial Statements                                      9

       Cash Accumulation Trust       National Money Market Fund
             Portfolio of Investments as of September 30, 2003 Cont'd.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2003 was as follows:

Commercial Banks.......................................................   30.9%
Federal Credit Agencies................................................   17.2
Security Broker/Dealer.................................................   12.4
Asset-Backed Securities................................................    8.4
Pharmaceutical.........................................................    6.7
Fire, Marine, Casualty Insurance.......................................    4.9
Bank Holding Company...................................................    4.3
Short Term Business Credit.............................................    3.5
Oil & Gas Field Service................................................    2.9
Life Insurance.........................................................    2.8
Motor Vehicle Parts....................................................    2.6
Grain Mill Products....................................................    1.2
Finance Services.......................................................    0.7
Personal Credit Institution............................................    0.4
                                                                         -----
                                                                          98.9
Other assets in excess of liabilities..................................    1.1
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    10                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Statement of Assets and Liabilities

                                                                September 30, 2003
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value     $278,711,525
Cash                                                                        541
Receivable for Fund shares sold                                      11,614,650
Interest receivable                                                     771,056
Prepaid expenses                                                         80,145
                                                                ------------------
      Total assets                                                  291,177,917
                                                                ------------------
LIABILITIES
Payable for Fund shares reacquired                                    7,645,496
Payable for investments purchased                                     1,437,513
Accrued expenses                                                        138,044
Management fee payable                                                   92,037
Dividends payable                                                        24,604
Distribution fee payable                                                 23,599
                                                                ------------------
      Total liabilities                                               9,361,293
                                                                ------------------
NET ASSETS                                                         $281,816,624
                                                                ------------------
                                                                ------------------
Net assets were comprised of:
   Shares of beneficial interest at par, at $.00001 par value      $      2,818
   Paid-in capital in excess of par                                 281,813,806
                                                                ------------------
Net assets, September 30, 2003                                     $281,816,624
                                                                ------------------
                                                                ------------------
Net asset value, offering price and redemption price per
   share ($281,816,624 / 281,816,624 shares of beneficial
   interest issued and outstanding)                                       $1.00
                                                                ------------------
                                                                ------------------

    See Notes to Financial Statements                                     11

       Cash Accumulation Trust       National Money Market Fund
             Statement of Operations

                                                                       Year
                                                                      Ended
                                                                September 30, 2003
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $4,235,040
                                                                ------------------
Expenses
   Management fee                                                    1,156,267
   Distribution fee                                                    296,479
   Transfer agent's fees and expenses                                  220,000
   Registration fees                                                   120,000
   Custodian's fees and expenses                                       106,000
   Reports to shareholders                                              78,000
   Legal fees and expenses                                              37,000
   Audit fee                                                            29,000
   Trustees' fees                                                        9,000
   Miscellaneous                                                         2,524
                                                                ------------------
      Total expenses                                                 2,054,270
                                                                ------------------
Net investment income                                                2,180,770
                                                                ------------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                             7,492
                                                                ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $2,188,262
                                                                ------------------
                                                                ------------------

    12                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Statement of Changes in Net Assets

                                                    Year Ended September 30,
                                             ---------------------------------------
                                                    2003                 2002
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                      $      2,180,770     $      5,658,968
   Net realized gain on investment
      transactions                                       7,492               57,938
                                             ------------------   ------------------
   Net increase in net assets resulting
      from operations                                2,188,262            5,716,906
                                             ------------------   ------------------
Dividends and distributions (Note 1)                (2,188,262)          (5,716,906)
                                             ------------------   ------------------
Fund share transactions (at $1 per share)
   Net proceeds from shares sold                 2,212,699,932        2,410,968,717
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                    2,207,122            5,736,003
   Cost of shares reacquired                    (2,270,920,533)      (2,474,135,620)
                                             ------------------   ------------------
Net decrease in net assets from Fund share
   transactions                                    (56,013,479)         (57,430,900)
                                             ------------------   ------------------
Total decrease                                     (56,013,479)         (57,430,900)
NET ASSETS
Beginning of year                                  337,830,103          395,261,003
                                             ------------------   ------------------
End of year                                   $    281,816,624     $    337,830,103
                                             ------------------   ------------------
                                             ------------------   ------------------

    See Notes to Financial Statements                                     13

       Cash Accumulation Trust       National Money Market Fund
             Notes to Financial Statements

      Cash Accumulation Trust (the 'Trust') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series--the National Money Market Fund (the 'Fund') and the Liquid Assets Fund. These financial statements relate to the National Money Market Fund. The financial statements of the other series are not presented herein. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

      Securities Valuation:    Portfolio securities of the Fund are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

      The Fund held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). The restricted securities held by the Fund at September 30, 2003 includes registration rights under which the Fund may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Trust is treated as a separate taxpaying entity. It is the Fund's policy to continue to

       Cash Accumulation Trust       National Money Market Fund
             Notes to Financial Statements Cont'd.

meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Fund declares daily dividends from net
investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements
The Trust has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly, at an annual rate of .39% of the Fund's average daily net assets up to and including $1 billion, .375% of the next $500 million, .35% of the next $500 million and ..325% of the Fund's average daily net assets in excess of $2 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's shares pursuant to the plan of distribution at an annual rate of .10 of 1% of the average daily net assets, regardless of expenses actually incurred by PIM. The distribution fees are accrued daily and payable monthly.

      PI, PIM, and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust's transfer agent. During the year ended September 30, 2003, the Fund incurred fees of approximately $211,700 for the services of PMFS. As of September 30, 2003, approximately $18,100 of such fees were due to PMFS. Transfer agent's fees and expenses in the Statement of

       Cash Accumulation Trust       National Money Market Fund
             Notes to Financial Statements Cont'd.

Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

Note 4. Distribution and Tax Information
For the years ended September 30, 2003 and September 30, 2002, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets, of $2,188,262 and $5,716,906, respectively, was ordinary income for federal income tax purpose.

      As of September 30, 2003, the accumulated undistributed earnings on a tax basis was $24,604 of ordinary income (includes a timing difference of $24,604 for dividends payable).

                                                        ANNUAL REPORT
                                                        SEPTEMBER 30, 2003
            CASH ACCUMULATION TRUST
            NATIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                        FINANCIAL HIGHLIGHTS

       Cash Accumulation Trust       National Money Market Fund
             Financial Highlights

                                                                     Year Ended
                                                                    September 30,
                                                                        2003
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $    1.00
                                                                    -------------
Net investment income and net realized gains                                .01
Dividends and distributions to shareholders                                (.01)
                                                                    -------------
Net asset value, end of year                                          $    1.00
                                                                    -------------
                                                                    -------------
TOTAL RETURN(a)                                                            0.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $ 281,817
Average net assets (000)                                              $ 296,479
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees                .69%
   Expenses, excluding distribution and service (12b-1) fees                .59%
   Net investment income                                                    .74%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    18                                     See Notes to Financial Statements

       Cash Accumulation Trust       National Money Market Fund
             Financial Highlights Cont'd.

              Year Ended September 30,
-----------------------------------------------------
  2002         2001         2000         1999
-----------------------------------------------------
$   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------
     .02          .05          .06          .05
    (.02)        (.05)        (.06)        (.05)
--------     --------     --------     --------
$   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------
--------     --------     --------     --------
    1.67%         4.9%         5.7%         4.6%
$337,830     $395,261     $381,836     $403,566
$350,387     $381,639     $393,073     $412,538
     .65%         .64%         .68%         .68%
     .55%         .54%         .58%         .58%
    1.62%        4.80%        5.55%        4.56%

    See Notes to Financial Statements                                     19

       Cash Accumulation Trust       National Money Market Fund
             Report of Independent Auditors

To the Shareholders and Board of Trustees of Cash Accumulation Trust--National Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Accumulation Trust--National Money Market Fund (the 'Fund', one of the portfolios constituting Cash Accumulation Trust) at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
November 17, 2003

       Cash Accumulation Trust      National Money Market Fund
             Important Notice for Certain Shareholders (Unaudited)

      We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective state's taxing authorities. Accordingly, 1.06% of the dividends paid by the Cash Accumulation Trust--National Money Market Fund qualify for such deduction.

      For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.

       Cash Accumulation Trust       National Money Market Fund
             Supplemental Proxy Information (Unaudited)

      Meetings of the Fund's shareholders were held on July 2, 2003, July 24, 2003, August 8, 2003 and September 30, 2003. The meetings were held for the following purposes:

(1) To approve the election of ten (10) trustees to the Board of Trustees, as follows:

     - David E.A. Carson
     - Robert E. La Blanc
     - Robert F. Gunia
     - Douglas H. McCorkindale
     - Stephen P. Munn
     - Richard A. Redeker
     - Judy A. Rice
     - Robin B. Smith
     - Stephen Stoneburn
     - Clay T. Whitehead

(2) To approve a proposal to permit the manager to enter into, or make material changes to, subadvisory agreements without shareholder approval.

(3) To permit an amendment to the management contract between PI and the Fund.

(4a) To approve changes to fundamental investment restrictions and policies, relating to: fund diversification.

(4b) To approve changes to fundamental investment restrictions and policies, relating to: issuing senior securities, borrowing money or pledging assets.

(4c) To approve changes to fundamental investment restrictions and policies, relating to: buying and selling real estate.

(4d) To approve changes to fundamental investment restrictions and policies, relating to: buying and selling commodities and commodity contracts.

(4e) To approve changes to fundamental investment restrictions and policies, relating to: fund concentration.

(4f) To approve changes to fundamental investment restrictions and policies, relating to: making loans.

(4g) To approve changes to fundamental investment restrictions and policies, relating to: other investment restrictions, including investing in securities of other investment companies.

(5)  To approve amendments to the Fund's Declaration of Trust.

       Cash Accumulation Trust       National Money Market Fund
             Supplemental Proxy Information (Unaudited) Cont'd.

The final results of the proxy solicitation on the preceding matters as of September 30, 2003 were:

                                       Votes            Votes          Votes
                Matter                  For            Against       Withheld      Abstentions
        -----------------------    -------------     -----------     ---------     -----------
(1)     David E.A. Carson            169,788,020         --          4,189,654         --
        Robert E. La Blanc           169,601,901         --          4,375,773         --
        Robert F. Gunia              169,598,398         --          4,379,276         --
        Douglas H. McCorkindale      169,861,739         --          4,115,935         --
        Stephen P. Munn              169,858,236         --          4,119,438         --
        Richard A. Redeker           169,794,169         --          4,183,505         --
        Judy A. Rice                 169,838,937         --          4,138,737         --
        Robin B. Smith               169,861,739         --          4,115,935         --
        Stephen Stoneburn            169,601,901         --          4,375,773         --
        Clay T. Whitehead            169,842,440         --          4,135,234         --

(2)     Permit the Manager to
         Enter into, or Make
         Material Changes to,
         Subadvisory Agreements
         without Shareholder
         Approval.                   128,179,661      39,381,674        --          6,416,339

(3)     Permit an Amendment to
         the Management
         Contract between PI
         and the Fund.               129,569,667      37,792,974        --          6,615,033

(4a)    Fund Diversification         163,776,970       3,677,601        --          6,523,103

(4b)    Issuing Senior
         Securities, Borrowing
         Money or Pledging
         Assets                      163,447,904       4,024,503        --          6,505,267

(4c)    Buying and Selling Real
         Estate                      162,321,258       5,132,139        --          6,524,277

(4d)    Buying and Selling
         Commodities and
         Commodity Contracts         163,370,349       4,103,537        --          6,503,788

(4e)    Fund Concentration           163,384,014       4,069,721        --          6,523,939

(4f)    Making Loans                 163,028,139       4,399,771        --          6,549,764

(4g)    Other Investment
         Restrictions                163,098,432       4,354,115        --          6,525,127

(5)     Amendments to the
         Fund's Declaration of
         Trust                       132,047,563      36,377,257        --          5,552,854

       Cash Accumulation Trust       National Money Market Fund
             Management of the Fund (Unaudited)

Information pertaining to the Directors of the Trustees is set forth below. Trustees who are not deemed to be 'interested persons' of the Fund, as defined in the 1940 Act are referred to as 'Independent Trustees.' Trustees who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Trustees.' 'Fund Complex'(D) consists of the Fund and any other investment companies managed by PI.

Independent Trustees(2)

David E.A. Carson (69), Trustee since 2003(3)
Oversees 99 portfolios in Fund complex
Principal occupations (last 5 years): Director (January 2000 to May 2000), Chairman (January 1999 to December 1999), Chairman and Chief Executive Officer (January 1998 to December 1998) and President, Chairman and Chief Executive Officer of People's Bank (1983-1997).
Other Directorships held:(4) Director of United Illuminating and UIL Holdings (utility company), since 1993.

Robert E. La Blanc (69), Trustee since 1997(3)
Oversees 119 portfolios in Fund complex
Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan
College.
Other Directorships held:(4) Director of Storage Technology Corporation (since
1979) (technology), Chartered Semiconductor Manufacturing, Ltd. (since 1998); Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company); Director (since April 1999) of the High Yield Plus Fund,
Inc.

Douglas H. McCorkindale (64), Trustee since 2003(3)
Oversees 101 portfolios in Fund complex
Principal occupations (last 5 years): Chairman (since February 2001), Chief Executive Officer (since June 2000) and President (since September 1997) of Gannett Co. Inc. (publishing and media); formerly Vice Chairman (March 1984-May
2000) of Gannett Co., Inc.
Other Directorships held:(4) Director of Gannett Co. Inc., Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001); Director of The High Yield Plus Fund, Inc. (since 1996).

Stephen P. Munn (61), Trustee since 2003(3)
Oversees 107 portfolios in Fund complex
Principal occupations (last 5 years): Chairman of the Board (since 1994) and formerly Chief Executive Officer (1988-2001) and President of Carlisle Companies Incorporated.
Other Directorships held:(4) Chairman of the Board (since January 1994) and Director (since 1988) of Carlisle Companies Incorporated (manufacturer of industrial products); Director of Gannet Co. Inc. (publishing and media).

       Cash Accumulation Trust       National Money Market Fund
             Management of the Fund (Unaudited) Cont'd.

Richard A. Redeker (60), Trustee since 2003(3)
Oversees 102 portfolios in Fund complex
Principal occupations (last 5 years): Management Consultant; formerly employee of Prudential Investments (October 1996-December 1998); Director of Invesmart, Inc. (since 2001) and Director of Penn Tank Lines, Inc. (since 1999).
Other Directorships held:(4) None.

Robin B. Smith (64), Trustee since 1997(3)
Oversees 109 portfolios in Fund complex
Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing), formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.
Other Directorships held:(4) Director of BellSouth Corporation (since 1992).

Stephen Stoneburn (60), Trustee since 1997(3)
Oversees 107 portfolios in Fund complex
Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).
Other Directorships held:(4) None

Clay T. Whitehead (64), Trustee since 1999(3)
Oversees 106 portfolios in Fund complex
Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).
Other Directorships held:(4) Director (since 2000) of the High Yield Plus Fund, Inc.

Interested Trustees(1)
Judy A. Rice (55), President since 2003 and Trustee since 2000(3)
Oversees 109 portfolios in Fund complex
Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc. and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-in-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities; and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute. Other Directorships held:(4) None

       Cash Accumulation Trust       National Money Market Fund
             Management of the Fund (Unaudited) Cont'd.

Robert F. Gunia (56), Vice President and Trustee since 1997(3)
Oversees 189 portfolios in Fund complex
Principal occupations (last 5 years): Chief Administrative Officer (since June
1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC
(PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America (Prudential); Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.
Other Directorships held:(4) Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Information pertaining to the Officers of the Fund is set forth below.

Officers(2)

Marguerite E.H. Morrison (47), Chief Legal Officer since 2003 and Assistant Secretary since 2002(3)
Principal occupations (last 5 years): Vice President and Chief Legal Officer--Mutual Funds and Unit Investment Trust (since August 2000) of Prudential; Senior Vice President and Secretary (since April 2003) of PI; Senior Vice President and Secretary (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Vice President and Assistant Secretary of PIMS (since October 2001), previously Senior Vice President and Assistant Secretary (February 2001-April 2003) of PI, Vice President and Associate General Counsel (December 1996-February 2001) of PI.

Maryanne Ryan (39), Anti-Money Laundering Compliance Officer since 2002(3) Principal occupations (last 5 years): Vice President, Prudential (since November
1998), First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Compliance Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

Jonathan D. Shain (45), Secretary since 2001(3)
Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Fund Services, Inc.; formerly Attorney with Fleet Bank, N.A. (January 1997-July
1998).

Grace C. Torres (44), Treasurer and Principal Financial and Accounting Officer since 1997(3)
Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI, Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

       Cash Accumulation Trust       National Money Market Fund
             Management of the Fund (Unaudited) Cont'd.

   1 'Interested' Trustee, as defined in the 1940 Act, by reason of employment with the Manager,
     (Prudential Investments LLC or PI), the Subadviser (Prudential Investment Management, Inc. or
     PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).

   2 Unless otherwise noted, the address of the Trustees and Officers is c/o: Prudential Investments
     LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

   3 There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as Trustee and/or Officer.

   4 This includes only directorships of companies requested to register, or file reports with the
     SEC under the Securities and Exchange Act of 1934 (that is, 'public companies') or other investment companies registered under the 1940 Act.

   D The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, American
     Skandia Advisor Funds, Inc., The Prudential Variable Contract Accounts 2, 10, 11, The Target
     Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential's
     Gibraltar Fund.

Additional information about the Fund's Trustees is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)
                                                                          27

FOR MORE INFORMATION

Cash Accumulation Trust/
   National Money Market Fund
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102
(800) 225-1852

TRUSTEES
David E.A. Carson
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
Stephen P. Munn
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Stephen D. Stoneburn
Clay T. Whitehead

OFFICERS
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer and Principal
   Financial and Accounting Officer
Marguerite E.H. Morrison, Chief Legal
   Officer and Assistant Secretary
Jonathan D. Shain, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102

INVESTMENT ADVISER
Prudential Investment Management, Inc.
Gateway Center Two
100 Mulberry Street
Newark, NJ 07102

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004

Mutual Funds:
ARE NOT INSURED BY THE FDIC OR ANY  x  MAY LOSE VALUE  x  ARE NOT A DEPOSIT OF OR GUARANTEED BY
FEDERAL GOVERNMENT AGENCY                                 ANY BANK OR ANY BANK AFFILIATE


Nasdaq        CUSIP
NMMXX       147541106


MF178E       IFS-A085726

ANNUAL REPORT
SEPTEMBER 30, 2003

Cash Accumulation Trust/
Liquid Assets Fund

FUND TYPE
Money market

OBJECTIVE
Current income to the extent consistent
with preservation of principal and liquidity



This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Cash Accumulation Trust      Liquid Assets Fund

Performance at a Glance

FUND OBJECTIVE
The investment objective of the Liquid Assets Fund (the Fund) is current income to the extent consistent with preservation of principal and liquidity. There can be no assurance that the Fund will achieve its investment objective.

Money Market Fund Yield Comparison

           [ LINE GRAPH ]

Past performance is not indicative of future results. The graph portrays weekly 7-day current yields for the Cash Accumulation Trust/Liquid Assets Fund and the iMoneyNet, Inc. Prime Retail Universe Average every Tuesday from October 1, 2002 to September 30, 2003, the beginning and end of our reporting period.

                                                 (800) 225-1852

Annual Report      September 30, 2003

Fund Facts                                            As of 9/30/03

                                7-Day           Net Asset     Weighted Avg.      Net Assets
                            Current Yield      Value (NAV)    Maturity (WAM)     (Millions)
Liquid Assets Fund              0.92%             $1.00          81 Days            $419
iMoneyNet, Inc. Prime
Retail Universe Average*        0.39%              N/A           58 Days             N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

* iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Retail Universe Average category as of September 30, 2003.

Weighted Average Maturity Comparison

           [ LINE GRAPH ]

Past performance is not indicative of future results. The graph portrays weekly WAMs for the Cash Accumulation Trust/Liquid Assets Fund and the iMoneyNet, Inc. Prime Retail Universe Average every Tuesday from October 1, 2002 to September 30, 2003, the beginning and end of our reporting period.

                                                 November 21, 2003

DEAR SHAREHOLDER,
Recent stories in the media have painted an unflattering portrait of the mutual fund industry. There has also been press coverage of Prudential, almost all of which has been focused on former brokers of Prudential Securities.* As the manager of the Cash Accumulation Trust/Liquid Assets Fund, we at Prudential Investments share your concern over these investigations.

State and federal authorities have requested information regarding trading practices from many mutual fund companies from across the nation. Prudential Investments has been cooperating with those inquiries and, at the same time, participating in an internal review. This review includes activity by the investment professionals of Prudential-managed funds, as well as the policies, systems, and procedures of Prudential Financial's investment units and its proprietary distribution channels, including the former Prudential Securities.

MARKET TIMING
While market timing is not illegal, Prudential Investments has actively discouraged disruptive market timing, and for years, our mutual fund prospectuses have identified and addressed this issue. Our mutual fund business has established operating policies and procedures that are designed to detect and deter frequent trading activities deemed disruptive to the management of Prudential-managed mutual fund portfolios, and we have rejected numerous orders placed by market timers in the past.

* Prudential Investments LLC, the manager of the Cash Accumulation Trust/Liquid Assets Fund, and Prudential Investment Management Services, the distributor of the fund, are part of the Investment Management segment of Prudential Financial, Inc. and are separate legal entities from Prudential Securities, a retail brokerage firm formerly owned by Prudential Financial. In February 2003, Prudential Financial and Wachovia Corporation announced they were combining their retail brokerage forces. The transaction was completed in July 2003. Wachovia Corporation has a 62% interest in the new firm, which is now known as Wachovia Securities, and Prudential Financial owns the remaining 38%.

LATE TRADING
SEC rules require that orders to purchase or redeem fund shares be received either by the fund or by an intermediary (such as a broker, financial adviser, or 401(k) record keeper) before the time at which the fund calculates its net asset value (normally 4:00 p.m., Eastern time) if they are to receive that day's price. While we can't be absolutely certain that no intermediary has accepted a late trade, our contracts with intermediaries require that they adhere to our prohibition on late trading.

For more than 40 years Prudential has offered investors quality investment products, financial guidance, and responsive customer service. Today, as the manager of the Cash Accumulation Trust/Liquid Assets Fund, we remain committed to this heritage and to the highest ethical principles in our investment practices.


Sincerely,



Judy A. Rice, President,
Cash Accumulation Trust/Liquid Assets Fund

Cash Accumulation Trust      Liquid Assets Fund

Annual Report      September 30, 2003

INVESTMENT ADVISER'S REPORT

MEETING THE CHALLENGE OF LOWER INTEREST RATES
During the Fund's 12-month reporting period that began October 1, 2002, a trend toward sharply lower interest rates, which was intended to benefit consumers and businesses, complicated the search for high-quality money market securities that provided attractive yields. Nevertheless we employed an approach to security selection and interest-rate risk that helped the Fund provide a competitive yield and maintain its net asset value (NAV) at $1.00 per share throughout its fiscal year.

The decline in interest rates reflected efforts by the Federal Reserve (the
Fed) to encourage economic growth in the United States via lower borrowing costs. The Fed cut its target for the federal funds rate by half a percentage point to 1.25% in early November 2002 and by another quarter of a percentage point to 1% in late June 2003. The economy had suffered from heightened geopolitical risks and declining business investment. While the economic expansion accelerated, the job market remained weak.

FEDERAL AGENCY SECURITIES WERE ATTRACTIVE
As an essential component of our investment strategy, we maintained a diversified portfolio composed of short-term debt securities of federal agencies, banks, and corporations that spanned the full range of money market maturities. Among federal agency securities, we believed we found particularly attractive value in those scheduled to mature in 13 months that could be retired early (or called) by their respective issuers in three or six months. These callable securities featured attractive yields to compensate investors for this early maturity option. During the Fund's reporting period, some federal agency securities held by the Fund were called while others were not. Those issues that were called still benefited the Fund by providing incremental yield during the time they were held in the portfolio.

                                                 (800) 225-1852

Annual Report      September 30, 2003

We also took advantage of what we believed to be an attractive investment opportunity in the short-term debt securities of the Federal Home Loan
Mortgage Corporation (Freddie Mac), a U.S. government-sponsored enterprise that buys residential mortgages and packages them into mortgage-backed securities that are sold to investors. Freddie Mac had to restate its earnings higher because of accounting irregularities. As a result of this news, yields on Freddie Mac short-term debt securities became very attractive in relation to corporate debt securities with comparable maturities. This partly reflected uncertainty about how Freddie Mac and the Federal National Mortgage Association (Fannie Mae) would be regulated in the future to prevent such problems from occurring again. We capitalized on this window of opportunity by purchasing Freddie Mac short-term debt securities during the summer. The
Fund benefited from the incremental yield provided by these securities.


Cash Accumulation Trust/Liquid Assets Fund Management Team

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of September 30, 2003

Principal
Amount
(000)         Description                                             Value (Note 1)
-------------------------------------------------------------------------------------------
Certificates of Deposit - Canadian  3.6%
              Toronto Dominion
 $   5,000    1.20%, 11/14/03                                         $     5,000,481
    10,000    1.14%, 11/21/03                                              10,000,557
                                                                      ---------------
                                                                           15,001,038
-------------------------------------------------------------------------------------
Certificates of Deposit - Domestic  2.4%
              Wells Fargo Bank NA
    10,000    1.06%, 10/27/03                                              10,000,000
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  7.4%
              Banco Bilbao Vizcaya Argentaria
     5,000    1.105%, 10/16/03(a)                                           5,000,000
              Credit Suisse First Boston
    17,000    1.07%, 10/14/03                                              17,000,000
              Dresdner Bank AG
     5,000    1.09938%, 10/3/03(a)                                          5,000,000
              Landesbank Hessen-Thuringren
     4,000    1.10%, 12/8/03                                                4,000,000
                                                                      ---------------
                                                                           31,000,000
-------------------------------------------------------------------------------------
Commercial Paper  29.9%
              ANZ (Delaware), Inc.
     1,700    1.10%, 10/22/03                                               1,698,909
              Aventis
       953    1.08%, 10/24/03                                                 952,343
              Barton Capital Corp.
     3,865    1.07%, 10/7/03                                                3,864,311
              Caisse Nationale Des Caisses D'Epar
     3,434    1.10%, 12/9/03                                                3,426,760
              Danske Corp.
     4,700    1.10%, 11/12/03                                               4,693,968
              Falcon Asset Securitization Corp.
    18,314    1.10%, 11/5/03                                               18,294,414
              Fortis Funding LLC
     3,300    1.06%, 10/8/03                                                3,299,320

    6                                      See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of September 30, 2003 Cont'd.

Principal
Amount
(000)         Description                                             Value (Note 1)
-------------------------------------------------------------------------------------------
              HBOS Treasury Services PLC
 $   2,800    1.05%, 10/6/03                                          $     2,799,592
     1,830    1.05%, 10/10/03                                               1,829,520
     1,187    1.06%, 10/27/03                                               1,186,091
     2,666    1.07%, 12/2/03                                                2,661,087
     1,550    1.10%, 12/5/03                                                1,546,921
     1,700    1.08%, 12/10/03                                               1,696,430
     2,000    1.08%, 12/15/03                                               1,995,500
              ING America Insurance Holdings, Inc.
     2,000    1.07%, 11/19/03                                               1,997,087
              International Lease Finance Corp.
     1,187    1.04%, 10/14/03                                               1,186,554
              Long Lane Master Trust IV
     6,040    1.12%, 10/29/03                                               6,034,739
              Market Street Funding Corp.
     5,377    1.12%, 10/20/03                                               5,373,822
              Nordea North America, Inc.
     1,620    1.10%, 10/24/03                                               1,618,862
     1,080    1.07%, 11/7/03                                                1,078,812
              Nordeutsche Landesbank Luxembourg
     3,000    1.07%, 11/13/03                                               2,996,166
     2,000    1.07%, 11/19/03                                               1,997,087
              Nyala Funding LLC
     2,000    1.12%, 11/18/03                                               1,997,013
              Old Line Funding Corp.
     2,063    1.07%, 10/14/03                                               2,062,203
     1,665    1.07%, 10/23/03                                               1,663,911
              Preferred Receivables Funding Corp.
    16,612    1.09%, 10/31/03                                              16,596,911
              Thunder Bay Funding, Inc.
     1,034    1.09%, 11/5/03                                                1,032,904
              TotalFinaElf Capital
    10,549    1.15%, 10/1/03                                               10,549,000
              Tulip Funding Corp.
     2,231    1.10%, 11/3/03                                                2,228,750
              UBS Finance (Delaware) LLC
    15,000    1.04%, 10/2/03                                               14,999,567

    See Notes to Financial Statements                                      7

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of September 30, 2003 Cont'd.

Principal
Amount
(000)         Description                                             Value (Note 1)
-------------------------------------------------------------------------------------------
              Westpac Trust Securities Ltd.
 $   2,150    1.09%, 11/12/03                                         $     2,147,266
                                                                      ---------------
                                                                          125,505,820
-------------------------------------------------------------------------------------
Other Corporate Obligations  22.7%
              American Express Credit Corp., MTN
     3,000    1.15%, 10/6/03(a)                                             3,000,000
              Associates Corp. of North America, MTN
     8,700    5.75%, 11/1/03                                                8,731,055
              Bank One Corp., MTN
     6,000    1.29875%, 11/7/03(a)                                          6,001,135
     2,250    1.30%, 11/12/03(a)                                            2,252,492
     1,540    5.625%, 2/17/04                                               1,565,602
              General Electric Capital Assurance Co.
     4,000    1.20%, 10/22/03(a)(c)
               (cost $4,000,000; purchased 7/17/03)                         4,000,000
              General Electric Capital Corp., MTN
     6,000    1.20%, 10/9/03(a)                                             6,000,000
     6,000    1.15%, 10/17/03(a)                                            6,000,000
     1,000    6.81%, 11/3/03                                                1,005,025
              Goldman Sachs Group, Inc., MTN
    17,000    1.29%, 12/15/03(a)                                           17,000,000
              JP Morgan Chase & Co., MTN
     3,000    1.23%, 11/24/03(a)                                            3,000,347
              McDonald's Corp., MTN
     2,625    5.15%, 7/1/04                                                 2,701,483
              Merrill Lynch & Co., Inc.
    10,000    1.245%, 10/14/03(a), MTN                                     10,000,000
     4,750    6.80%, 11/3/03                                                4,774,029
     2,000    5.46%, 5/7/04, MTN                                            2,050,370
     1,000    7.15%, 9/15/04, MTN                                           1,053,753
              Metropolitan Life Insurance Co.
     3,000    1.22%, 10/3/03(a)(c)
               (cost $3,000,000; purchased 9/26/02)                         3,000,000

    8                                      See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of September 30, 2003 Cont'd.

Principal
Amount
(000)         Description                                             Value (Note 1)
-------------------------------------------------------------------------------------------
              Morgan Stanley, MTN
 $   9,000    1.24%, 10/15/03(a)                                      $     9,000,000
              Pacific Life Insurance
     2,000    1.26%, 12/15/03(a)(c)
               (cost $2,000,000; purchased 7/08/03)                         2,000,000
              Travelers Insurance Co.
     2,000    1.19%, 10/8/03(a)(c)
               (cost $2,000,000; purchased 7/08/03)                         2,000,000
                                                                      ---------------
                                                                           95,135,291
-------------------------------------------------------------------------------------
U.S. Government Agency  33.5%
              Federal Home Loan Bank
     1,500    5.415%, 12/22/03                                              1,514,383
     3,580    5.25%, 2/13/04, MTN                                           3,632,056
     2,500    4.875%, 4/16/04                                               2,549,220
       460    3.375%, 5/14/04, MTN                                            465,923
     1,450    3.375%, 6/15/04                                               1,471,872
     8,000    1.25%, 7/2/04                                                 8,000,000
              Federal Home Loan Mortgage Corp.
     2,000    3.40%, 10/1/03                                                2,000,000
     5,000    1.06%, 10/30/03(d)                                            4,995,731
     4,000    1.09%, 11/14/03(d)                                            3,994,671
     4,050    1.10%, 12/1/03(d)                                             4,042,451
    12,060    1.19%, 12/4/03(d)                                            12,034,486
    15,064    3.25%, 12/15/03                                              15,129,513
       470    1.10%, 12/23/03(d)                                              468,808
     6,807    1.10%, 12/31/03(d)                                            6,788,073
     1,000    6.29%, 2/24/04                                                1,020,384
     2,750    3.25%, 5/20/04                                                2,783,779
     4,150    6.485%, 6/24/04                                               4,304,928
    16,500    1.43%, 9/3/04                                                16,500,000
     8,000    1.40%, 9/10/04                                                8,000,000

    See Notes to Financial Statements                                      9

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of September 30, 2003 Cont'd.

Principal
Amount
(000)         Description                                             Value (Note 1)
-------------------------------------------------------------------------------------------
              Federal National Mortgage Association
 $   2,970    1.07%, 10/31/03(d)                                      $     2,967,352
     1,116    4.75%, 11/14/03, MTN                                          1,120,804
     7,163    3.125%, 11/15/03                                              7,180,076
     2,600    1.10%, 12/2/03(d)                                             2,595,074
     5,100    1.10%, 12/17/03(d)                                            5,088,001
     3,341    5.125%, 2/13/04, MTN                                          3,390,321
     5,500    4.75%, 3/15/04                                                5,587,968
       850    3.00%, 6/15/04, MTN                                             860,247
     8,000    1.30%, 8/31/04                                                8,000,000
     4,000    1.47%, 9/22/04                                                4,000,000
                                                                      ---------------
                                                                          140,486,121
                                                                      ---------------
              Total Investments  99.5%
               (amortized cost $417,128,270)(b)                           417,128,270
              Other assets in excess of liabilities  0.5%                   2,045,810
                                                                      ---------------
              Net Assets  100%                                        $   419,174,080
                                                                      ---------------
                                                                      ---------------

------------------------------
(a) Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.
(b) Federal income tax basis is the same as for financial reporting purposes.
(c) Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $11,000,000. The aggregate value of $11,000,000 is 2.6% of net assets.
(d) Rate quoted represents yield-to-maturity as of purchase date.
MTN--Medium Term Note.

    10                                     See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Portfolio of Investments as of September 30, 2003 Cont'd.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2003 was as follows:

Federal Credit Agencies..................................................    33.5%
Commercial Banks.........................................................    25.7
Asset Backed Securities..................................................    14.1
Security Brokers & Dealers...............................................    10.5
Business Credit..........................................................     3.1
Insurance................................................................     3.1
Bank Holding Companies...................................................     3.1
Petroleum Refining.......................................................     2.5
Personal Credit Institutions.............................................     2.1
Financial Services.......................................................     0.7
Retail Restaurants.......................................................     0.6
Equipment Rental & Leasing...............................................     0.3
Pharmaceutical...........................................................     0.2
                                                                            -----
                                                                             99.5%
Other assets in excess of liabilities....................................     0.5
                                                                            -----
                                                                            100.0%
                                                                            -----
                                                                            -----

    See Notes to Financial Statements                                     11

       Cash Accumulation Trust      Liquid Assets Fund
             Statement of Assets and Liabilities

                                                                September 30, 2003
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value     $417,128,270
Cash                                                                        881
Receivable for Fund shares sold                                      10,959,477
Interest receivable                                                   1,259,688
Prepaid expenses                                                          4,462
                                                                ------------------
      Total assets                                                  429,352,778
                                                                ------------------
LIABILITIES
Payable for Fund shares reacquired                                    7,659,338
Payable for investments purchased                                     2,228,750
Accrued expenses                                                        191,208
Dividends payable                                                        72,690
Management fee payable                                                   26,712
                                                                ------------------
      Total liabilities                                              10,178,698
                                                                ------------------
NET ASSETS                                                         $419,174,080
                                                                ------------------
                                                                ------------------
Net assets were comprised of:
   Shares of beneficial interest, at $.00001 par value             $      4,192
   Paid-in capital in excess of par                                 419,169,888
                                                                ------------------
Net assets, September 30, 2003                                     $419,174,080
                                                                ------------------
                                                                ------------------
Net asset value, offering and redemption price per share
   ($419,174,080 / 419,174,080 shares of beneficial
   interest issued and outstanding)                                       $1.00
                                                                ------------------
                                                                ------------------

    12                                     See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Statement of Operations

                                                                      Year
                                                                      Ended
                                                               September 30, 2003
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $ 6,156,627
                                                               -------------------
Expenses
   Management fee                                                      325,000
   Transfer agent's fees and expenses                                  400,000
   Registration fees                                                   168,000
   Reports to shareholders                                             146,000
   Custodian's fees and expenses                                       107,000
   Legal fees and expenses                                              32,000
   Audit fee                                                            29,000
   Trustees' fees                                                       10,000
   Miscellaneous                                                        13,280
                                                               -------------------
      Total expenses                                                 1,230,280
                                                               -------------------
Net investment income                                                4,926,347
                                                               -------------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                             5,601
                                                               -------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 4,931,948
                                                               -------------------
                                                               -------------------

    See Notes to Financial Statements                                     13

       Cash Accumulation Trust      Liquid Assets Fund
             Statement of Changes in Net Assets

                                                    Year Ended September 30,
                                            ----------------------------------------
                                                   2003                  2002
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                     $      4,926,347      $     10,092,702
   Net realized gain on investment
      transactions                                      5,601                 6,423
                                            ------------------    ------------------
   Net increase in net assets resulting
      from operations                               4,931,948            10,099,125
                                            ------------------    ------------------
Dividends and distributions (Note 1)               (4,931,948)          (10,099,125)
                                            ------------------    ------------------
Fund share transactions (at $1 per share)
   Net proceeds from shares sold                3,390,187,342         4,306,320,534
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                   4,931,327            10,158,619
   Cost of shares reacquired                   (3,487,962,007)       (4,361,034,064)
                                            ------------------    ------------------
   Net decrease in net assets from Fund
      share transactions                          (92,843,338)          (44,554,911)
                                            ------------------    ------------------
   Total decrease                                 (92,843,338)          (44,554,911)
NET ASSETS
Beginning of year                                 512,017,418           556,572,329
                                            ------------------    ------------------
End of year                                  $    419,174,080      $    512,017,418
                                            ------------------    ------------------
                                            ------------------    ------------------

    14                                     See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Notes to Financial Statements

      Cash Accumulation Trust (the 'Trust') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust consists of two series - the National Money Market Fund and the Liquid Assets Fund. These financial statements relate to the Liquid Assets Fund (the 'Fund'). The Financial Statements of the other series is not presented herein. The Fund commenced investment operations on December 22, 1997. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet its obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

      Securities Valuation:    Portfolio securities of the Fund are valued at
amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

      The Fund held illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). The restricted securities held by the Fund at September 30, 2003 include registration rights under which the Fund may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Trust is treated as a separate tax paying entity. It is the Fund's policy to continue to
                                                                          15

       Cash Accumulation Trust      Liquid Assets Fund
             Notes to Financial Statements Cont'd.

meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Fund declares daily dividends from net
investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Note 2. Agreements
The Trust has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      Under the management agreement, PI is reimbursed by the Fund for its direct administrative costs and expenses, excluding overhead and profit incurred in providing services to the Fund, up to a maximum of .39% of the average daily net assets. For the year ended September 30, 2003, the management costs were ..07% of the Fund's average daily net assets.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Fund. No distribution or service fees are paid to PIMS as distributor of the Fund.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust's transfer agent. During the year ended September 30, 2003, the Fund incurred fees of approximately $384,600 for the services of PMFS. As of September 30, 2003, approximately $31,200 of such fees were due to PMFS. Transfer agent's fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

       Cash Accumulation Trust      Liquid Assets Fund
             Notes to Financial Statements Cont'd.

Note 4. Distribution and Tax Information
For the year ended September 30, 2003 and September 30, 2002, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets, of $4,931,948 and $10,099,125, respectively, was ordinary income for federal income tax purposes.

      As of September 30, 2003, the accumulated undistributed earnings on a tax basis was $72,690 of ordinary income (includes a timing difference of $72,690 for dividends payable).

       Cash Accumulation Trust      Liquid Assets Fund
             Financial Highlights

                                                                     Year Ended
                                                                    September 30,
                                                                        2003
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $    1.00
                                                                    -------------
Net investment income and net realized gains                                .01
Dividends and distributions to shareholders                                (.01)
                                                                    -------------
Net asset value, end of year                                          $    1.00
                                                                    -------------
                                                                    -------------
TOTAL RETURN:(a)                                                           1.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $ 419,174
Average net assets (000)                                              $ 434,433
Ratios to average net assets:
   Expenses                                                                 .28%
   Net investment income                                                   1.13%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    18                                     See Notes to Financial Statements

       Cash Accumulation Trust      Liquid Assets Fund
             Financial Highlights Cont'd.

              Year Ended September 30,
-----------------------------------------------------
  2002         2001         2000         1999
-----------------------------------------------------
$   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------
     .02          .05          .06          .05
    (.02)        (.05)        (.06)        (.05)
--------     --------     --------     --------
$   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------
--------     --------     --------     --------
    2.04%        5.33%        6.15%        5.05%
$512,017     $556,572     $488,807     $394,612
$508,258     $486,816     $417,161     $386,144
     .23%         .21%         .24%         .27%
    1.99%        5.16%        6.03%        4.94%

    See Notes to Financial Statements                                     19

       Cash Accumulation Trust      Liquid Assets Fund
             Report of Independent Auditors

To the Shareholders and Board of Trustees of Cash Accumulation Trust-- Liquid Assets Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Accumulation Trust--Liquid Assets Fund (the 'Fund', one of the portfolios constituting Cash Accumulation Trust) at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
November 17, 2003

       Cash Accumulation Trust      Liquid Assets Fund
             Important Notice for Certain Shareholders (Unaudited)

      We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective state's taxing authorities. Accordingly, 6.28% of the dividends paid by the Cash Accumulation Trust--Liquid Assets Fund qualify for such deduction.

      For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.

       Cash Accumulation Trust      Liquid Assets Fund
             Supplemental Proxy Information (Unaudited)

      Meetings of the Fund's shareholders were held on July 2, 2003, July 24, 2003 and August 8, 2003. The meetings were held for the following purposes:

(1) To approve the election of ten (10) trustees to the Board of Trustees, as follows:

     -  David E.A. Carson
     -  Robert E. La Blanc
     -  Robert F. Gunia
     -  Douglas H. McCorkindale
     -  Stephen P. Munn
     -  Richard A. Redeker
     -  Judy A. Rice
     -  Robin B. Smith
     -  Stephen Stoneburn
     -  Clay T. Whitehead

(2) To approve a proposal to permit the manager to enter into, or make material changes to, subadvisory agreements without shareholder approval.

(3)  To permit an amendment to the management contract between PI and the Fund.

(4a) To approve changes to fundamental investment restrictions and policies, relating to: fund diversification.

(4b) To approve changes to fundamental investment restrictions and policies, relating to: issuing senior securities, borrowing money or pledging assets.

(4c) To approve changes to fundamental investment restrictions and policies, relating to: buying and selling real estate.

(4d) To approve changes to fundamental investment restrictions and policies, relating to: buying and selling commodities and commodity contracts.

(4e) To approve changes to fundamental investment restrictions and policies, relating to: fund concentration.

(4f) To approve changes to fundamental investment restrictions and policies, relating to: making loans.

(4g) To approve changes to fundamental investment restrictions and policies, relating to: other investment restrictions, including investing in securities of other investment companies.

(5)  To approve amendments to the Fund's Declaration of Trust.

       Cash Accumulation Trust      Liquid Assets Fund
             Supplemental Proxy Information (Unaudited) Cont'd.

      The final results of the proxy solicitation on the preceding matters as of August 8, 2003 were:

                                      Votes            Votes          Votes
               Matter                  For            Against        Withheld      Abstentions
       -----------------------    -------------     -----------     ----------     -----------
(1)    David E.A. Carson            259,184,578              --      5,124,522              --
       Robert E. La Blanc           259,180,544              --      5,128,556              --
       Robert F. Gunia              259,132,726              --      5,176,374              --
       Douglas H. McCorkindale      259,191,932              --      5,117,168              --
       Stephen P. Munn              259,238,522              --      5,070,578              --
       Richard A. Redeker           259,228,509              --      5,080,591              --
       Judy A. Rice                 259,110,766              --      5,198,334              --
       Robin B. Smith               259,081,176              --      5,227,924              --
       Stephen Stoneburn            259,224,781              --      5,084,319              --
       Clay T. Whitehead            259,224,782              --      5,084,318              --

(2)    Permit the Manager to
        Enter Into, or Make
        Material Changes to,
        Subadvisory Agreements
        Without Shareholder
        Approval                    197,213,352      52,300,905             --      14,794,843

(3)    Permit an Amendment to
        the Management
        Contract between PI
        and the Fund                198,347,334      50,966,778             --      14,994,988

(4a)   Fund Diversification         238,586,960      10,749,785             --      14,972,355

(4b)   Issuing Senior
        Securities, Borrowing
        Money or Pledging
        Assets                      229,267,436      20,066,419             --      14,975,245

(4c)   Buying and Selling Real
        Estate                      232,942,049      16,428,947             --      14,938,104

(4d)   Buying and Selling
        Commodities and
        Commodity Contracts         233,127,963      16,480,190             --      14,700,947

(4e)   Fund Concentration           232,841,635       7,919,797             --      23,547,668

(4f)   Making Loans                 228,678,861      20,540,912             --      15,089,327

(4g)   Other Investment
        Restrictions                229,578,674      11,158,719             --      23,571,707

(5)    Amendments to the
        Fund's Declaration of
        Trust                       204,092,080      45,375,973             --      14,841,047

       Cash Accumulation Trust       Liquid Assets Fund
             Management of the Fund (Unaudited)

Information pertaining to the Trustees of the Fund is set forth below. Trustees who are not deemed to be 'interested persons' of the Fund, as defined in the 1940 Act are referred to as 'Independent Trustees.' Trustees who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Trustees.' 'Fund Complex'(D) consists of the Fund and any other investment companies managed by PI.

Independent Directors(2)

David E.A. Carson (69), Trustee since 2003(3)
Oversees 99 portfolios in Fund complex
Principal occupations (last 5 years): Director (January 2000 to May 2000), Chairman (January 1999 to December 1999), Chairman and Chief Executive Officer (January 1998 to December 1998) and President, Chairman and Chief Executive Officer of People's Bank (1983-1997).
Other Directorships held:(4) Director of United Illuminating and UIL Holdings (utility company), since 1993.

Robert E. La Blanc (69), Trustee since 1997(3)
Oversees 119 portfolios in Fund complex
Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan
College.
Other Directorships held:(4) Director of Storage Technology Corporation (since
1979) (technology), Chartered Semiconductor Manufacturing, Ltd. (since 1998); Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company); Director (since April 1999) of the High Yield Plus Fund,
Inc.

Douglas H. McCorkindale (64), Trustee since 2003(3)
Oversees 101 portfolios in Fund complex
Principal occupations (last 5 years): Chairman (since February 2001), Chief Executive Officer (since June 2000) and President (since September 1997) of Gannett Co. Inc. (publishing and media); formerly Vice Chairman (March 1984-May
2000) of Gannett Co., Inc.
Other Directorships held:(4) Director of Gannett Co. Inc., Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001); Director of The High Yield Plus Fund, Inc. (since 1996).

Stephen P. Munn (61), Trustee since 2003(3)
Oversees 107 portfolios in Fund complex
Principal occupations (last 5 years): Chairman of the Board (since 1994) and formerly Chief Executive Officer (1988-2001) and President of Carlisle Companies Incorporated.
Other Directorships held:(4) Chairman of the Board (since January 1994) and Director (since 1988) of Carlisle Companies Incorporated (manufacturer of industrial products); Director of Gannet Co. Inc. (publishing and media).

       Cash Accumulation Trust       Liquid Assets Fund
             Management of the Fund (Unaudited) Cont'd.

Richard A. Redeker (60), Trustee since 2003(3)
Oversees 102 portfolios in Fund complex
Principal occupations (last 5 years): Management Consultant; formerly employee of Prudential Investments (October 1996-December 1998); Director of Invesmart, Inc. (since 2001) and Director of Penn Tank Lines, Inc. (since 1999).
Other Directorships held:(4) None.

Robin B. Smith (64), Trustee since 1997(3)
Oversees 109 portfolios in Fund complex
Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing), formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.
Other Directorships held:(4) Director of BellSouth Corporation (since 1992).

Stephen Stoneburn (60), Trustee since 1997(3)
Oversees 107 portfolios in Fund complex
Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).
Other Directorships held:(4) None

Clay T. Whitehead (64), Trustee since 1999(3)
Oversees 106 portfolios in Fund complex
Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).
Other Directorships held:(4) Director (since 2000) of the High Yield Plus Fund, Inc.

Interested Trustees(1)

Judy A. Rice (55), President since 2003 and Trustee since 2000(3)
Oversees 109 portfolios in Fund complex
Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc. and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-in-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities; and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute. Other Directorships held:(4) None

       Cash Accumulation Trust       Liquid Assets Fund
             Management of the Fund (Unaudited) Cont'd.

Robert F. Gunia (56), Vice President and Trustee since 1997(3)
Oversees 189 portfolios in Fund complex
Principal occupations (last 5 years): Chief Administrative Officer (since June
1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC
(PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America (Prudential); Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.
Other Directorships held:(4) Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Information pertaining to the Officers of the Fund is set forth below.

Officers(2)

Marguerite E.H. Morrison (47), Chief Legal Officer since 2003 and Assistant Secretary since 2002(3)
Principal occupations (last 5 years): Vice President and Chief Legal Officer--Mutual Funds and Unit Investment Trust (since August 2000) of Prudential; Senior Vice President and Secretary (since April 2003) of PI; Senior Vice President and Secretary (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Vice President and Assistant Secretary of PIMS (since October 2001), previously Senior Vice President and Assistant Secretary (February 2001-April 2003) of PI, Vice President and Associate General Counsel (December 1996-February 2001) of PI.

Maryanne Ryan (39), Anti-Money Laundering Compliance Officer since 2002(3) Principal occupations (last 5 years): Vice President, Prudential (since November
1998), First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Compliance Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

Jonathan D. Shain (45), Secretary since 2001(3)
Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Fund Services, Inc.; formerly Attorney with Fleet Bank, N.A. (January 1997-July
1998).

Grace C. Torres (44), Treasurer and Principal Financial and Accounting Officer since 1997(3)
Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI, Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

       Cash Accumulation Trust       Liquid Assets Fund
             Management of the Fund (Unaudited) Cont'd.

   1 'Interested' Trustee, as defined in the 1940 Act, by reason of employment with the Manager,
     (Prudential Investments LLC or PI), the Subadviser (Prudential Investment Management, Inc. or
     PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).

   2 Unless otherwise noted, the address of the Trustees and Officers is c/o: Prudential Investments
     LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

   3 There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as Trustee and/or Officer.

   4 This includes only directorships of companies requested to register, or file reports with the
     SEC under the Securities and Exchange Act of 1934 (that is, 'public companies') or other investment companies registered under the 1940 Act.

   D The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, American
     Skandia Advisor Funds, Inc., The Prudential Variable Contract Accounts 2, 10, 11, The Target
     Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential's
     Gibraltar Fund.

Additional information about the Fund's Trustees is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)
                                                                          27

FOR MORE INFORMATION

Cash Accumulation Trust/
   Liquid Assets Fund
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102
(800) 225-1852

TRUSTEES
David E.A. Carson
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
Stephen P. Munn
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Stephen D. Stoneburn
Clay T. Whitehead

OFFICERS
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer and Principal
   Financial and Accounting Officer
Marguerite E.H. Morrison, Chief Legal
   Officer and Assistant Secretary
Jonathan D. Shain, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102

INVESTMENT ADVISER
Prudential Investment Management, Inc.
Gateway Center Two
100 Mulberry Street
Newark, NJ 07102

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004


Mutual Funds:
ARE NOT INSURED BY THE FDIC OR ANY  x  MAY LOSE VALUE  x  ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY
FEDERAL GOVERNMENT AGENCY                                 BANK OR ANY BANK AFFILIATE


Nasdaq   CUSIP
PLQXX   147541502

MF175E   IFS-A085724

Item 2 -- Code of Ethics -- See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 973-802-6469, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 -- Audit Committee Financial Expert --

The registrant's Board has determined that Mr. Stephen Munn, member of the Board's Audit Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

    (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

    (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

    (a) Code of Ethics -- Attached hereto

    (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act -- Attached hereto

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Cash Accumulation Trust

By (Signature and Title)*   /s/Jonathan D. Shain
                            ---------------------
                            Jonathan D. Shain
                            Secretary

Date          November 24, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/Judy A. Rice
                            ---------------------
                            Judy A. Rice
                            President and Principal Executive Officer

Date          November 24, 2003


By (Signature and Title)*   /s/Grace C. Torres
                            ---------------------
                            Grace C. Torres
                            Treasurer and Principal Financial Officer

Date          November 24, 2003



* Print the name and title of each signing officer under his or her signature.